Liquidity and Going Concern (Additional Information) (Details) - USD ($)							12 Months Ended
	Oct. 08, 2024	Sep. 17, 2024	Jun. 11, 2024	Jun. 27, 2023	Mar. 21, 2023	Nov. 17, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 18, 2024	Dec. 22, 2023	Oct. 11, 2023	Sep. 25, 2023
Liquidity and Going Concern [Line Items]
Aggregate Share Issued, Common Stock							250,000
Negative working capital							$ 218,100,000
Cash and cash equivalents							3,272,000	$ 3,921,000
Loss from operations							(83,396,000)	(105,431,000)
Net cash used in operating activities							19,300,000
Accumulated deficit							$ (563,052,000)	$ (490,245,000)
Principal laon amount				$ 30,000,000
Long Term Commitment Amount			$ 100,000,000
Commitment Amount Payable			$ 85,000,000
Long term Purchase Period			70 days
Company receives the Deposit			$ 85,000,000
Company Receives The Deposit Period			60 days
Non-Refundable Deposit Amount			$ 10,000,000
Offer and sell shares of Common Stock			3,250,000				243,312,885	160,084,250	3,250,000			474,683
Deposit Warrant Exercise Price									$ 1.2
Common stock, par value							$ 0.0001	$ 0.0001
Equity Purchase Agreement with Yorkville and B. Riley [Member]
Liquidity and Going Concern [Line Items]
Convertible Debenture principal Amount					$ 25,000,000
Convertible Debenture							$ 24,000,000
A&R Yorkville Purchase Agreement
Liquidity and Going Concern [Line Items]
Offer and sell shares of Common Stock							632,431
Proceeds from sale of common stock							$ 200,000	$ 32,300,000
Right to sell maximum number of common stock shares						$ 500,000,000	$ 500,000,000
Common stock, par value						$ 0.0001
ATM Sales Agreement
Liquidity and Going Concern [Line Items]
Offer and sell shares of Common Stock							2,764,187	0
Proceeds from sale of common stock							$ 2,700,000
Satisfaction Agreement
Liquidity and Going Concern [Line Items]
Agreement amount		$ 13,200,000					$ 13,200,000
Liquidated damages		$ 20,000,000
Securities Purchase Agreement [Member]
Liquidity and Going Concern [Line Items]
Conversion Price					$ 8
Maximum [Member]
Liquidity and Going Concern [Line Items]
Conversion Price											$ 2
Common Stock [Member] | Maximum [Member] | ATM Sales Agreement
Liquidity and Going Concern [Line Items]
Common stock issuable, value										$ 170,000,000
Senior Secured Convertible Notes [Member] | Securities Purchase Agreement [Member]
Liquidity and Going Concern [Line Items]
Debt principal amount	$ 50,000,000
Conversion Price	$ 1.09
Debt Instrument, Convertible, Conversion Price, Decrease	$ 1.04
Senior Secured Convertible Notes [Member] | Common Stock [Member] | Investor Agreement [Member]
Liquidity and Going Concern [Line Items]
Debt Instrument Repurchased Face Amount	$ 22,500,000
Oramed [Member] | Principal Balance [Member] | Senior Secured Convertible Notes [Member] | Securities Purchase Agreement [Member]
Liquidity and Going Concern [Line Items]
Reduction of the principal balance	$ 22,500,000
Initial Closing [Member]
Liquidity and Going Concern [Line Items]
Company receives the Deposit			$ 15,000,000
Non-Refundable Deposit Amount			85,000,000
Second Closing [Member]
Liquidity and Going Concern [Line Items]
Company receives the Deposit			$ 15,000,000